PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other income/ (expense)
Government grants	¥ 608		¥ 618	¥ 550
Gain on disposal of long-term investments (Note 7)	11	$ 1	23	63
Foreign exchange gains/(losses)	29		(69)	1
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments			1,135
Dividend from long-term investments	177		53
Impairments of long-term investments	(115)	(16)	(949)	(96)
Fair value changes of equity securities investments and Exchangeable Senior Notes	(1,507)		1,338	(170)
Others	130		(134)	25
Total	¥ (667)	$ (94)	¥ 2,015	¥ 373